Separate Account Balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Separate Account Balances
Separate account that primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans as part of the 2001 demutualization	$ 88.2	$ 101.4